Stock-Based Compensation (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted	$ 1.04
Restricted Stock Units Outstanding, Balance	3,253,118
Restricted Stock Units Outstanding, Granted	915,000
Restricted Stock Units Outstanding, Cancelled / forfeited	(288,817)
Restricted Stock Units Outstanding, Balance	3,879,301	3,253,118
Grant Date Fair Value, Balance	$ 3.29
Grant Date Fair Value, Granted	1.58
Grant Date Fair Value, Cancelled / forfeited	3.69
Grant Date Fair Value, Balance	$ 2.86	$ 3.29
Equity Incentive Plan 2013 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Balance	3,253,118	2,006,980	2,075,707
Stock Options Outstanding, Granted		1,855,916	237,500
Stock Options Outstanding, Exercised		0	(115,950)
Stock Options Outstanding, Vested (RSUs)		0	0
Stock Options Outstanding, Cancelled / forfeited		(609,778)	(190,277)
Stock Options Outstanding, Balance		3,253,118	2,006,980
Weighted Average Exercise Price, Balance	$ 3.29	$ 4.73	$ 4.34
Weighted Average Exercise Price, Granted		2.06	7.93
Weighted Average Exercise Price, Exercised		0	4.90
Weighted Average Exercise Price, Vested (RSUs)		0	0
Weighted Average Exercise Price, Cancelled / forfeited		4.26	4.42
Weighted Average Exercise Price, Balance		$ 3.29	$ 4.73
Harvard Bioscience Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Balance	1,197,417	2,122,648	2,500,339
Stock Options Outstanding, Granted		0	0
Stock Options Outstanding, Exercised		(918,646)	(66,056)
Stock Options Outstanding, Vested (RSUs)		0	0
Stock Options Outstanding, Cancelled / forfeited		(6,585)	(311,635)
Stock Options Outstanding, Balance		1,197,417	2,122,648
Weighted Average Exercise Price, Balance	$ 2.92	$ 2.84	$ 3.20
Weighted Average Exercise Price, Granted		0	0
Weighted Average Exercise Price, Exercised		2.73	3.34
Weighted Average Exercise Price, Vested (RSUs)		0	0
Weighted Average Exercise Price, Cancelled / forfeited		3.64	5.58
Weighted Average Exercise Price, Balance		$ 2.92	$ 2.84
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Granted		20,000
Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units Outstanding, Balance	1,105	7,980	19,492
Restricted Stock Units Outstanding, Granted		0	0
Restricted Stock Units Outstanding, Exercised		0	(9,796)
Restricted Stock Units Outstanding, Vested (RSUs)		(6,721)	0
Restricted Stock Units Outstanding, Cancelled / forfeited		(154)	(1,716)
Restricted Stock Units Outstanding, Balance		1,105	7,980
Grant Date Fair Value, Balance	$ 6.00	$ 6.00	$ 6.00
Grant Date Fair Value, Granted		0	0
Grant Date Fair Value, Exercised		0	6.00
Grant Date Fair Value, Vested (RSUs)		6.00	0
Grant Date Fair Value, Cancelled / forfeited		6.00	6.00
Grant Date Fair Value, Balance		$ 6.00	$ 6.00
Restricted Stock Units (RSUs) [Member] | Harvard Bioscience Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units Outstanding, Balance	82,909	171,557	326,185
Restricted Stock Units Outstanding, Granted		0	0
Restricted Stock Units Outstanding, Exercised		0	0
Restricted Stock Units Outstanding, Vested (RSUs)		(88,648)	(154,628)
Restricted Stock Units Outstanding, Cancelled / forfeited		0	0
Restricted Stock Units Outstanding, Balance		82,909	171,557
Grant Date Fair Value, Balance	$ 4.30	$ 5.67	$ 5.46
Grant Date Fair Value, Granted		0	0
Grant Date Fair Value, Exercised		0	0
Grant Date Fair Value, Vested (RSUs)		4.52	0
Grant Date Fair Value, Cancelled / forfeited		0	0
Grant Date Fair Value, Balance		$ 4.30	$ 5.67